Schedule of Investments (unaudited)
February 29, 2024
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc.	64,646	$ 76,136,180
Automobiles — 2.6%
Ferrari NV	72,939	30,982,299
Tesla, Inc.(a)	306,819	61,940,620
		92,922,919
Broadline Retail — 9.5%
Amazon.com, Inc.(a)	1,946,722	344,102,581
Capital Markets — 4.6%
Blackstone, Inc., Class A, NVS	329,355	42,098,156
MSCI, Inc., Class A	118,979	66,743,650
S&P Global, Inc.	136,831	58,615,664
		167,457,470
Chemicals — 1.0%
Sherwin-Williams Co. (The)	110,424	36,664,081
Commercial Services & Supplies — 2.1%
Copart, Inc.(a)	938,743	49,894,190
Waste Connections, Inc.	156,549	26,056,016
		75,950,206
Entertainment — 2.6%
Netflix, Inc.(a)	157,851	95,171,525
Financial Services — 5.6%
Mastercard, Inc., Class A	129,517	61,489,491
Visa, Inc., Class A	505,188	142,786,336
		204,275,827
Health Care Equipment & Supplies — 5.2%
Align Technology, Inc.(a)	129,545	39,176,999
Boston Scientific Corp.(a)	539,264	35,704,669
IDEXX Laboratories, Inc.(a)	68,287	39,280,731
Intuitive Surgical, Inc.(a)	190,462	73,442,147
		187,604,546
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	78,517	38,755,991
Hotels, Restaurants & Leisure — 0.2%
Chipotle Mexican Grill, Inc.(a)	2,797	7,520,490
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A(a)	876,663	121,382,759
Meta Platforms, Inc., Class A	237,504	116,407,835
		237,790,594
IT Services — 2.1%
MongoDB, Inc., Class A(a)	69,930	31,299,269
Shopify, Inc., Class A(a)	575,924	43,983,316
		75,282,585
Life Sciences Tools & Services — 2.8%
Danaher Corp.	196,269	49,683,535
Thermo Fisher Scientific, Inc.	88,514	50,468,912
		100,152,447
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc.	33,500	5,199,200
Pharmaceuticals — 3.5%
Eli Lilly & Co.	150,071	113,105,511
Zoetis, Inc., Class A	72,673	14,413,236
		127,518,747
Security	Shares	Value
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(a)	530,138	$ 46,137,910
Semiconductors & Semiconductor Equipment — 18.2%
ASML Holding NV, Registered Shares	130,991	124,661,515
Broadcom, Inc.	107,265	139,497,060
KLA Corp.	75,235	51,332,841
NVIDIA Corp.	436,029	344,951,262
		660,442,678
Software — 20.0%
Cadence Design Systems, Inc.(a)	239,430	72,877,703
Intuit, Inc.	229,783	152,320,853
Microsoft Corp.	873,418	361,280,621
Roper Technologies, Inc.	101,030	55,034,072
ServiceNow, Inc.(a)	53,329	41,134,791
Synopsys, Inc.(a)	73,411	42,118,093
		724,766,133
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	1,406,328	254,193,786
Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	49,216	44,921,196
Total Common Stocks — 99.3% (Cost: $1,520,437,085)		3,602,967,092
Preferred Securities
Preferred Stocks — 0.8%
Interactive Media & Services — 0.8%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	28,686,139
Total Long-Term Investments — 100.1% (Cost: $1,539,863,601)		3,631,653,231
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(d)(e)	1,935,158	1,935,158
Total Short-Term Securities — 0.0% (Cost: $1,935,158)		1,935,158
Total Investments — 100.1% (Cost: $1,541,798,759)		3,633,588,389
Liabilities in Excess of Other Assets — (0.1)%		(4,383,632)
Net Assets — 100.0%		$ 3,629,204,757
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $28,686,139, representing 0.8% of its net assets as of period end, and an original cost of $19,426,516.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,248,701	$ 686,457(a)	$ —	$ —	$ —	$ 1,935,158	1,935,158	$ 114,173	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(3,536)(a)	3,536	—	—	—	5,978(c)	—
				$ 3,536	$ —	$ 1,935,158		$ 120,151	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 76,136,180	$ —	$ —	$ 76,136,180
Automobiles	92,922,919	—	—	92,922,919
Broadline Retail	344,102,581	—	—	344,102,581
Capital Markets	167,457,470	—	—	167,457,470
Chemicals	36,664,081	—	—	36,664,081
Commercial Services & Supplies	75,950,206	—	—	75,950,206

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Capital Appreciation Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Entertainment	$ 95,171,525	$ —	$ —	$ 95,171,525
Financial Services	204,275,827	—	—	204,275,827
Health Care Equipment & Supplies	187,604,546	—	—	187,604,546
Health Care Providers & Services	38,755,991	—	—	38,755,991
Hotels, Restaurants & Leisure	7,520,490	—	—	7,520,490
Interactive Media & Services	237,790,594	—	—	237,790,594
IT Services	75,282,585	—	—	75,282,585
Life Sciences Tools & Services	100,152,447	—	—	100,152,447
Oil, Gas & Consumable Fuels	5,199,200	—	—	5,199,200
Pharmaceuticals	127,518,747	—	—	127,518,747
Real Estate Management & Development	46,137,910	—	—	46,137,910
Semiconductors & Semiconductor Equipment	660,442,678	—	—	660,442,678
Software	724,766,133	—	—	724,766,133
Technology Hardware, Storage & Peripherals	254,193,786	—	—	254,193,786
Textiles, Apparel & Luxury Goods	—	44,921,196	—	44,921,196
Preferred Securities	—	—	28,686,139	28,686,139
Short-Term Securities
Money Market Funds	1,935,158	—	—	1,935,158
	$ 3,559,981,054	$ 44,921,196	$ 28,686,139	$ 3,633,588,389
Portfolio Abbreviation
NVS	Non-Voting Shares
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